Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Non-franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	$ 24,398	$ 3
Provision	132,787	25,197
Effect of translation adjustment	584	(802)
Balance at end of year	157,769	24,398
Franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	66,106	5,830
Provision	6,393	62,250
Effect of translation adjustment	1,583	(1,974)
Balance at end of year	$ 74,082	$ 66,106